Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Retail Class | Transamerica Inflation Opportunities
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica Inflation Opportunities
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks maximum real return, consistent with appreciation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 337 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares” on page 74.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.During the most recent fiscal year, the portfolio turnover rate for the fund was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), seeks to achieve the fund’s investment objective by normally investing the fund’s assets primarily in inflation-indexed fixed-income securities issued by domestic and foreign governments, their agencies or instrumentalities, and corporations. Inflation-indexed fixed-income securities are structured to provide protection against the negative effects of inflation. The value of an inflation-indexed fixed-income security’s principal or the interest income paid on the fixed-income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for All Urban Consumers (“CPI-U”) with respect to domestic issuers. The fund may also invest in debt securities that are not inflation-indexed, including but not limited to securities issued or guaranteed by national governments, their agencies, instrumentalities, and political sub-divisions, securities of supranational organizations such as bonds, corporate debt securities, adjustable rate bonds, floating rate bonds, principal only bonds, Eurobonds, Eurodollar bonds and Yankee dollar instruments, zero coupon bonds, convertible notes, commercial paper, and commercial mortgage-backed and mortgage-backed and asset-backed securities. The fund also may invest in money market instruments with remaining maturities of one year or less, as well as repurchase agreements, cash and cash equivalents. The fund may invest in securities of any maturity and does not have a target average duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund normally invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (often referred to as “junk bonds”) rated BB or below by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Corporation or Fitch, Inc., or, if unrated, determined by the sub-adviser to be of comparable quality. The sub-adviser uses both “top-down” and “bottom-up” analysis to determine security and duration positions for the fund. Both “top-down” and “bottom-up” approaches rely upon the same fundamental, valuation and technical framework and analysis of factors the sub-adviser believes affect pricing, including interest rates, inflation rates, liquidity and currency exposures. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions. The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps (including, but not limited to, interest rate or foreign currency transactions, total return and credit default swaps), provided that the fund’s maximum swap underlying notional value exposure does not exceed 40% of the underlying market value of the fund’s portfolio. The sub-adviser regularly uses currency swaps, futures and/or forwards to hedge non-U.S. dollar currency exposure. These investment strategies may be employed in an effort to either mitigate risk or generate income. The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended. The fund's investments in securities issued by foreign governments may include securities issued by governments of emerging market countries. The sub-adviser considers emerging market countries as countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.The table includes deduction of applicable sales charges.Absent any applicable fee waivers and/or expense limitations, performance would have been lower.As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance, as well as comparison to one or more secondary indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/investments-fund-center
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedReturnBest Quarter:6/30/20205.79%Worst Quarter:6/30/2022-6.28%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 3, 2024, the Bloomberg US Universal Bond Index became the fund’s primary benchmark and the Bloomberg US Treasury Inflation Protection Securities Index and the Bloomberg Global Inflation Linked Bond Index became secondary indices for the fund. The new primary benchmark represents a broad measure of market performance and was added to comply with new regulatory requirements. Prior to June 3, 2024, the fund's primary benchmark was the Bloomberg US Treasury Inflation Protected Securities Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, returns after taxes on distributions and/or returns after taxes on distributions and sale of fund shares are higher than returns before taxes for the period shown because they reflect certain tax benefits.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The total return information for Class C shares of the fund reflects the impact of certain payments by Transamerica to the class in 2022.The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Retail Class | Transamerica Inflation Opportunities | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money if you invest in this fund.
Retail Class | Transamerica Inflation Opportunities | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Retail Class | Transamerica Inflation Opportunities | Market [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptionsor other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down. The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Retail Class | Transamerica Inflation Opportunities | Inflation Protected Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Retail Class | Transamerica Inflation Opportunities | Interest Rate [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the fund. Increased redemptions could cause the fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Retail Class | Transamerica Inflation Opportunities | Sovereign Debt [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Retail Class | Transamerica Inflation Opportunities | Credit [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Retail Class | Transamerica Inflation Opportunities | Focused Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Investing – To the extent the fund invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Retail Class | Transamerica Inflation Opportunities | Fixed Income Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund falls, the value of your investment will go down. The fund may lose its entire investment in the fixed-income securities of an issuer.
Retail Class | Transamerica Inflation Opportunities | Mortgage Related And Asset Backed Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Retail Class | Transamerica Inflation Opportunities | Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Retail Class | Transamerica Inflation Opportunities | Derivatives [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the fund to certain operational and legal risks. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies and may increase costs related to the fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Retail Class | Transamerica Inflation Opportunities | Counterparty [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty – The fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the fund has more contractual exposure to a counterparty.
Retail Class | Transamerica Inflation Opportunities | Extension [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Retail Class | Transamerica Inflation Opportunities | Prepayment Or Call [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Retail Class | Transamerica Inflation Opportunities | Management [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Retail Class | Transamerica Inflation Opportunities | Active Trading [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Retail Class | Transamerica Inflation Opportunities | Convertible Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Retail Class | Transamerica Inflation Opportunities | Currency [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Retail Class | Transamerica Inflation Opportunities | Currency Hedging [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Hedging – The fund may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Retail Class | Transamerica Inflation Opportunities | Cybersecurity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Retail Class | Transamerica Inflation Opportunities | Emerging Markets [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Retail Class | Transamerica Inflation Opportunities | Foreign Investments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Retail Class | Transamerica Inflation Opportunities | High Yield Debt Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the fund.
Retail Class | Transamerica Inflation Opportunities | Large Shareholder [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Retail Class | Transamerica Inflation Opportunities | Leveraging [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging – To the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.
Retail Class | Transamerica Inflation Opportunities | Money Market Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Retail Class | Transamerica Inflation Opportunities | Privately Placed And Other Restricted Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a fund could adversely affect the marketability of such securities and a fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the fund.
Retail Class | Transamerica Inflation Opportunities | Repurchase Agreements [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreements – In a repurchase agreement, the fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.
Retail Class | Transamerica Inflation Opportunities | SOFR Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SOFR – Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”), to be used in place of the London Interbank Offered Rate (“LIBOR”), the publication of which has ceased. Certain floating or variable rate obligations or investments of the fund may reference SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. SOFR has a limited history. There is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, is not known based on SOFR’s history or otherwise. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Retail Class | Transamerica Inflation Opportunities | US Government Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Retail Class | Transamerica Inflation Opportunities | Valuation [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Retail Class | Transamerica Inflation Opportunities | Yield [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately.
Retail Class | Transamerica Inflation Opportunities | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 561
3 years	rr_ExpenseExampleYear03	742
5 years	rr_ExpenseExampleYear05	939
10 years	rr_ExpenseExampleYear10	1,508
1 year	rr_ExpenseExampleNoRedemptionYear01	561
3 years	rr_ExpenseExampleNoRedemptionYear03	742
5 years	rr_ExpenseExampleNoRedemptionYear05	939
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,508
2015	rr_AnnualReturn2015	(3.98%)
2016	rr_AnnualReturn2016	4.60%
2017	rr_AnnualReturn2017	3.80%
2018	rr_AnnualReturn2018	(2.35%)
2019	rr_AnnualReturn2019	8.66%
2020	rr_AnnualReturn2020	8.70%
2021	rr_AnnualReturn2021	3.59%
2022	rr_AnnualReturn2022	(11.13%)
2023	rr_AnnualReturn2023	5.58%
2024	rr_AnnualReturn2024	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.28%)
1 Year	rr_AverageAnnualReturnYear01	(3.04%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2014
Retail Class | Transamerica Inflation Opportunities | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.71%
1 year	rr_ExpenseExampleYear01	$ 274
3 years	rr_ExpenseExampleYear03	543
5 years	rr_ExpenseExampleYear05	937
10 years	rr_ExpenseExampleYear10	2,039
1 year	rr_ExpenseExampleNoRedemptionYear01	174
3 years	rr_ExpenseExampleNoRedemptionYear03	543
5 years	rr_ExpenseExampleNoRedemptionYear05	937
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,039
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2014
Retail Class | Transamerica Inflation Opportunities | I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
1 year	rr_ExpenseExampleNoRedemptionYear01	63
3 years	rr_ExpenseExampleNoRedemptionYear03	199
5 years	rr_ExpenseExampleNoRedemptionYear05	346
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 774
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2014
Retail Class | Transamerica Inflation Opportunities | R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	653
1 year	rr_ExpenseExampleNoRedemptionYear01	53
3 years	rr_ExpenseExampleNoRedemptionYear03	167
5 years	rr_ExpenseExampleNoRedemptionYear05	291
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 653
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2016
Retail Class | Transamerica Inflation Opportunities | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception
Retail Class | Transamerica Inflation Opportunities | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.80%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception
Retail Class | Transamerica Inflation Opportunities | Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%	[7]
5 Years	rr_AverageAnnualReturnYear05	0.06%	[7]
10 Years	rr_AverageAnnualReturnYear10	1.73%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception		[7]
Retail Class | Transamerica Inflation Opportunities | Bloomberg US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception
Retail Class | Transamerica Inflation Opportunities | Bloomberg Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.73%)
5 Years	rr_AverageAnnualReturnYear05	(1.92%)
10 Years	rr_AverageAnnualReturnYear10	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.
[2]	Other expenses have been restated to reflect a change in transfer agency fees effective March 1, 2025.
[3]	The fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed to forego its ability to recapture amounts previously waived and/or reimbursed to the class under the expense limitation agreement through March 1, 2026.
[4]	Contractual arrangements have been made with TAM through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class A shares, 1.71% for Class C shares, 0.65% for Class I shares and 0.53% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[5]	Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.
[6]	In certain cases, returns after taxes on distributions and/or returns after taxes on distributions and sale of fund shares are higher than returns before taxes for the period shown because they reflect certain tax benefits.
[7]	Effective June 3, 2024, the Bloomberg US Universal Bond Index became the fund’s primary benchmark and the Bloomberg US Treasury Inflation Protection Securities Index and the Bloomberg Global Inflation Linked Bond Index became secondary indices for the fund. The new primary benchmark represents a broad measure of market performance and was added to comply with new regulatory requirements. Prior to June 3, 2024, the fund's primary benchmark was the Bloomberg US Treasury Inflation Protected Securities Index.